FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rates under derivative contracts, portion of underlying instrument		$ 250		$ 250
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 11,055		$ 10,120
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	907		1,530
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 11,962		$ 11,650